UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund III

Quarterly portfolio holdings 10/31/18

Fund’s investments
As of 10-31-18 (unaudited)
	Shares	Value
Preferred securities 125.5% (81.6% of Total investments)		$707,383,162
(Cost $718,541,731)
Communication services 10.8%		61,133,821
Diversified telecommunication services 3.1%
Qwest Corp., 6.125%	20,000	428,200
Qwest Corp., 6.500%	141,033	3,111,188
Qwest Corp., 6.750%	330,000	7,632,900
Qwest Corp., 6.875% (A)	98,793	2,390,791
Verizon Communications, Inc., 5.900% (A)	148,000	3,766,600
Wireless telecommunication services 7.7%
Telephone & Data Systems, Inc., 6.875% (A)	473,000	11,801,350
Telephone & Data Systems, Inc., 7.000% (A)(B)	415,000	10,478,750
United States Cellular Corp., 6.950% (A)(B)	673,431	16,849,244
United States Cellular Corp., 7.250% (A)(B)	184,994	4,674,798
Consumer staples 2.0%		11,407,500
Food and staples retailing 2.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	135,000	11,407,500
Energy 0.9%		5,182,800
Oil, gas and consumable fuels 0.9%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,182,800
Financials 51.6%		290,588,098
Banks 28.8%
Bank of America Corp., 6.500% (A)	145,100	3,731,972
Bank of America Corp., 6.625%	41,120	1,061,307
Barclays Bank PLC, 8.125%	415,000	10,532,700
BB&T Corp. (Callable 12-3-18), 5.200% (A)(B)	662,500	15,919,875
BB&T Corp., 5.625% (A)	302,325	7,364,637
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.890% (D)	17,000	449,990
Citigroup, Inc., 6.875%	25,000	641,250
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (A)	616,412	16,803,391
First Republic Bank, 7.000%	95,000	2,402,550
JPMorgan Chase & Co., 6.100% (A)	105,000	2,656,500
JPMorgan Chase & Co., 6.125% (A)	1,030,000	25,997,200
JPMorgan Chase & Co., 6.300% (A)	125,000	3,170,000
JPMorgan Chase & Co., 6.700% (A)	30,000	757,500
MB Financial, Inc., 6.000%	145,000	3,651,100
Regions Financial Corp., 6.375% (A)(B)	144,408	3,654,966
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	211,500	5,403,825
The PNC Financial Services Group, Inc., 5.375%	40,000	986,800
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	210,000	5,533,500
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (A)(B)	888,000	23,984,880
Wells Fargo & Company, 6.000% (A)(B)	650,000	16,568,500
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (A)	388,450	10,686,260
Western Alliance Bancorp, 6.250%	20,000	495,200
Capital markets 9.5%
Deutsche Bank Contingent Capital Trust II, 6.550%	13,800	346,932
Morgan Stanley, 6.625% (A)	170,000	4,341,800
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (A)	170,000	4,450,600
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	130,000	3,485,300
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	692,953	$18,896,828
State Street Corp., 5.250% (A)	65,000	1,561,950
State Street Corp., 6.000% (A)(B)	795,000	20,208,900
Consumer finance 2.5%
Capital One Financial Corp., 6.200% (A)	257,181	6,560,687
Capital One Financial Corp., 6.700% (A)	52,650	1,366,268
Navient Corp., 6.000% (A)	295,208	5,977,962
Insurance 10.7%
Aegon NV, 6.375% (A)	354,054	8,957,566
Aegon NV, 6.500% (A)	330,000	8,424,900
Assurant, Inc., 6.500%	15,000	1,584,750
Prudential Financial, Inc., 5.750% (A)	150,000	3,730,500
Prudential PLC, 6.500% (A)	85,943	2,200,141
RenaissanceRe Holdings, Ltd., Series C, 6.080%	15,000	380,999
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	61,882	1,701,136
The Phoenix Companies, Inc., 7.450% (A)	574,500	9,575,019
Unum Group, 6.250%	155,000	3,882,750
W.R. Berkley Corp., 5.625% (A)	868,205	20,020,807
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	478,400
Industrials 2.3%		13,104,000
Machinery 2.3%
Stanley Black & Decker, Inc., 5.750% (A)(B)	525,000	13,104,000
Real estate 14.4%		80,870,834
Equity real estate investment trusts 14.4%
American Homes 4 Rent, Series D, 6.500%	30,000	717,600
American Homes 4 Rent, Series E, 6.350%	35,000	827,050
American Homes 4 Rent, Series F, 5.875%	175,450	3,912,535
American Homes 4 Rent, Series G, 5.875%	155,000	3,428,600
Crown Castle International Corp., Series A, 6.875% (A)	24,500	25,590,598
Digital Realty Trust, Inc., 6.350%	921	23,734
Digital Realty Trust, Inc., 6.625%	10,900	286,016
Digital Realty Trust, Inc., 7.375%	40,134	1,023,016
Federal Realty Investment Trust, Series C, 5.000% (A)	110,000	2,604,800
Kimco Realty Corp., 6.000% (A)	421,815	10,511,630
Public Storage, 5.200% (A)	255,000	5,826,750
Public Storage, 5.375%	21,275	497,622
Public Storage, 5.875% (A)	30,000	760,800
Senior Housing Properties Trust, 5.625% (A)(B)	889,832	19,389,439
Ventas Realty LP, 5.450% (A)	229,859	5,470,644
Utilities 43.5%		245,096,109
Electric utilities 21.8%
Alabama Power Company, 5.000% (A)	219,975	5,492,776
Duke Energy Corp., 5.125% (A)(B)	956,300	22,377,420
Entergy Louisiana LLC, 5.250% (A)	253,587	6,048,050
HECO Capital Trust III, 6.500%	228,100	5,999,030
Interstate Power & Light Company, 5.100% (A)	207,514	5,306,133
NextEra Energy Capital Holdings, Inc., 5.125% (A)	190,000	4,335,800
NextEra Energy, Inc., 6.123% (A)(B)	375,000	21,750,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
PPL Capital Funding, Inc., 5.900% (A)(B)	1,016,981	$25,363,506
SCE Trust II, 5.100% (A)(B)	634,400	13,607,880
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (A)(B)	120,000	3,015,600
The Southern Company, 6.250% (A)	380,000	9,724,200
Gas utilities 1.5%
South Jersey Industries, Inc., 7.250%	169,700	8,532,516
Multi-utilities 20.2%
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	406,450	10,372,604
CenterPoint Energy, Inc., 7.000%	209,000	10,370,580
CMS Energy Corp., 5.625% (A)	235,000	5,663,500
Dominion Energy, Inc., 6.750% (A)	781,166	37,456,910
DTE Energy Company, 5.250% (A)(B)	647,000	15,204,500
DTE Energy Company, 5.250% (A)	200,000	4,580,000
DTE Energy Company, 6.000% (A)	100,550	2,608,267
DTE Energy Company, 6.500%	200,700	10,703,331
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)	296,303	7,469,799
Sempra Energy, 6.000%	54,000	5,354,640

Sempra Energy, 6.750%	37,700	3,759,067
Common stocks 10.5% (6.8% of Total investments)		$59,024,633
(Cost $53,881,207)
Communication services 0.8%		4,231,200
Diversified telecommunication services 0.8%
CenturyLink, Inc. (A)	205,000	4,231,200
Energy 9.7%		54,793,433
Oil, gas and consumable fuels 9.7%
BP PLC, ADR (A)	358,000	15,526,460
Kinder Morgan, Inc.	614,860	10,464,910
ONEOK, Inc. (A)(B)	230,000	15,088,000
Royal Dutch Shell PLC, ADR, Class A (A)(B)	217,029	13,714,063

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 17.1% (11.1% of Total investments)				$96,197,699
(Cost $98,638,659)
Consumer discretionary 1.8%				10,381,250
Automobiles 1.8%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(F)	6.500	09-30-28	11,000,000	10,381,250
Energy 1.5%				8,541,170
Oil, gas and consumable fuels 1.5%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,000,000	936,170
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (A)(B)(D)	5.361	11-01-66	9,000,000	7,605,000
Financials 10.8%				60,582,788
Banks 7.5%
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	7,809,000	7,791,039
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (F)	7.375	08-19-25	1,750,000	1,798,125
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (F)	6.000	07-06-23	3,750,000	3,712,500
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (F)	6.375	04-06-24	5,500,000	5,499,368
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (A)(F)	6.500	03-23-28	8,500,000	$7,979,375
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (F)	5.700	04-15-23	2,000,000	1,960,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	8,000,000	8,070,000
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	3,175,000	3,276,203
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(F)	5.900	06-15-24	2,000,000	2,004,940
Capital markets 1.3%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (C)(F)	7.250	09-12-25	3,150,000	3,114,563
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(F)	7.500	07-17-23	4,330,000	4,405,775
Consumer finance 0.9%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (F)	5.500	10-30-27	5,000,000	4,725,000
Insurance 1.1%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(F)	5.875	03-15-28	5,000,000	4,987,500
Prudential Financial, Inc. (5.700% to 9-15-28, then 3 month LIBOR + 2.665%)	5.700	09-15-48	1,300,000	1,258,400
Utilities 3.0%				16,692,491
Electric utilities 0.6%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(F)	6.250	02-01-22	3,000,000	3,090,000
Multi-utilities 2.4%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (A)(F)	6.125	09-01-23	8,500,000	8,574,375
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (A)(B)	5.750	10-01-54	3,000,000	3,067,716
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (C)(F)	5.650	06-15-23	2,000,000	1,960,400

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.7% (0.5% of Total investments)				$4,051,000
(Cost $4,051,000)
U.S. Government Agency 0.7%				3,878,000
Federal Home Loan Bank Discount Note	2.050	11-01-18	3,878,000	3,878,000

	Par value^	Value
Repurchase agreement 0.0%		173,000

Repurchase Agreement with State Street Corp. dated 10-31-18 at 1.050% to be repurchased at $173,005 on 11-1-18, collateralized by $180,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $180,622, including interest)	173,000	173,000
Total investments (Cost $875,112,597) 153.8%		$866,656,494
Other assets and liabilities, net (53.8%)		(303,037,885)
Total net assets 100.0%		$563,618,609

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

(A)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-18 was $613,452,616. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $260,821,949.
(B)	All or a portion of this security is on loan as of 10-31-18, and is a component of the fund's leverage under the Credit Facility Agreement.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 10-31-18:
United States	87.0%
United Kingdom	6.4%
Netherlands	3.6%
Canada	1.9%
Other countries	1.1%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Dec 2018	$(81,752,646)	$(80,537,500)	$1,215,146
						$1,215,146
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	77,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$2,869,791	$2,869,791
								—	$2,869,791	$2,869,791

(a)	At 10-31-18, the 3 month LIBOR was 2.559%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2018, by major security category or type:

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Communication services	$61,133,821	$61,133,821	—	—
Consumer staples	11,407,500	—	$11,407,500	—
Energy	5,182,800	5,182,800	—	—
Financials	290,588,098	281,013,079	9,575,019	—
Industrials	13,104,000	13,104,000	—	—
Real estate	80,870,834	55,280,236	25,590,598	—
Utilities	245,096,109	231,627,280	13,468,829	—
Common stocks	59,024,633	59,024,633	—	—
Corporate bonds	96,197,699	—	96,197,699	—
Short-term investments	4,051,000	—	4,051,000	—
Total investments in securities	$866,656,494	$706,365,849	$160,290,645	—
Derivatives:
Assets
Futures	$1,215,146	$1,215,146	—	—
Swap contracts	2,869,791	—	$2,869,791	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       8

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2018, the fund used futures contracts to manage against anticipated interest rate changes.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2018, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P12Q1	10/18
This report is for the information of the shareholders of John Hancock Preferred Income Fund III.		12/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 18, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 18, 2018